Segmentation of key figures (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 49,109	$ 48,518	$ 49,414
Net sales (in % of total net sales)	100.00%	100.00%	100.00%
Total of selected non-current assets	$ 93,581	$ 92,265
Selected non-current assets (in % of total selected non-current assets)	100.00%	100.00%
Europe [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 17,492	$ 17,079	$ 16,472
Net sales (in % of total net sales)	36.00%	35.00%	33.00%
Total of selected non-current assets	$ 61,699	$ 59,879
Selected non-current assets (in % of total selected non-current assets)	66.00%	65.00%
Americas [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 20,899	$ 20,998	$ 22,414
Net sales (in % of total net sales)	42.00%	43.00%	45.00%
Total of selected non-current assets	$ 29,113	$ 29,831
Selected non-current assets (in % of total selected non-current assets)	31.00%	32.00%
Asia/Africa/Australasia [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 10,718	$ 10,441	$ 10,528
Net sales (in % of total net sales)	22.00%	22.00%	22.00%
Total of selected non-current assets	$ 2,769	$ 2,555
Selected non-current assets (in % of total selected non-current assets)	3.00%	3.00%